Common and preferred Stock (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Oct. 11, 2024	Apr. 07, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common stock, shares authorized			100,000,000		100,000,000
Common stock, par value			$ 0.0001		$ 0.0001
Preferred stock, shares authorized			10,000,000		10,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001
Preferred stock, shares issued			0		0
Gross proceeds	$ 10,000,000		$ 11,324,372	$ 4,615,789
NEONC TECHNOLOGIES HOLDINGS, INC.
Common stock, shares authorized					100,000,000	100,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001
Preferred stock, shares issued					0	0
Number of shares sold		10,500,000			560,000
Gross proceeds	$ 10,000,000
NEONC TECHNOLOGIES HOLDINGS, INC. | Common Stock [Member]
Number of shares sold					384,646
Share price					$ 12
Gross proceeds					$ 4,615,789